Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Assets
Estimated amortization expenses for year one	¥ 20,273
Estimated amortization expenses for year two	20,010
Estimated amortization expenses for year three	18,840
Estimated amortization expenses for year four	15,061
Estimated amortization expenses for year five	13,945
Cost of revenues
Intangible Assets
Finite lived intangible assets amortisation expense	21,094	$ 3,058	¥ 21,104	¥ 13,749
General and administrative expenses
Intangible Assets
Finite lived intangible assets amortisation expense	¥ 0		¥ 4,240	¥ 53